Share Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Issues and Outsatnding
Issued and Outstanding

	2022		2021

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Balance, January 1	89,678,845	$375,524	89,678,845	$375,524

Issued on Acquisition (Note 7)	34,013,055	213,942	-	-

Exercise of stock options	47,120	361	-	-

Closing balance	123,739,020	$589,827	89,678,845	$375,524